Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 103,519	$ 82,807	$ 292,378	$ 231,042	$ 317,477	$ 239,434
Cost of sales	50,615	42,176	147,515	116,904	163,213	127,934
Gross profit	52,904	40,631	144,863	114,138	154,264	111,500
Selling, general and administrative expenses	30,186	21,863	80,362	60,210	82,141	66,536
Transaction expenses	1,444	2,022	2,549	2,626	3,394	6,365
Other income, net	1,574	356	4,441	483	762	861
Operating income	22,848	17,102	66,393	51,785	69,491	39,460
Interest expense, net	9,962	17,155	38,332	49,125	67,054	42,071
Refinancing costs	0	0	1,645	0
Income (loss) before income taxes	12,886	(53)	26,416	2,660	2,437	(2,611)
Income tax (provision) benefit	(4,230)	2,907	(7,870)	(6,702)	(7,052)	142
Net income (loss)	$ 8,656	$ 2,854	$ 18,546	$ (4,042)	$ (4,615)	$ (2,469)
Net income (loss) per common share - Basic	$ 0.1	$ 14,000.14	$ 0.21	$ (19,799.55)	$ (22,620.18)	$ (12,101.03)
Net income (loss) per common share - Diluted	$ 0.09	$ 14,000.14	$ 0.2	$ (19,799.55)	$ (22,620.18)	$ (12,101.03)
Weighted average common shares outstanding - Basic	89,704,000	204	88,722,000	204	204	204
Weighted average common shares outstanding - Diluted	91,931,000	204	90,755,000	204	204	204